Other financial assets (Details 3) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss	$ 8,144,238	$ 6,504,625
A1 [member]
Financial assets at fair value through profit or loss	3,148,043	1,149,606
AAA [member]
Financial assets at fair value through profit or loss	3,105,894	3,175,727
BRC 1+ [member]
Financial assets at fair value through profit or loss	611,905	0
F1+ [member]
Financial assets at fair value through profit or loss	353,175	0
AA- [member]
Financial assets at fair value through profit or loss	455,584	233,668
AA+ [member]
Financial assets at fair value through profit or loss	193,747	1,067,989
A+ [member]
Financial assets at fair value through profit or loss	161,160	175,767
A [member]
Financial assets at fair value through profit or loss	80,334	300,179
AA [member]
Financial assets at fair value through profit or loss	15,430	0
BBB+ [member]
Financial assets at fair value through profit or loss	18,731	0
BBB [member]
Financial assets at fair value through profit or loss	0	21,835
BBB- [member]
Financial assets at fair value through profit or loss	0	378,939
No rating available [member]
Financial assets at fair value through profit or loss	$ 235	$ 915